Memorandum accounts - Contingent commitments by stages (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Contingent commitments
Contingent Commitments	$ 262,925	$ 249,138
Available lines of credit cards and non-revolving consumer loans
Contingent commitments
Contingent Commitments	171,094	157,033
Guarantees, documentary credits and loan commitments of commercial and public-sector loans
Contingent commitments
Contingent Commitments	91,516	91,993
Guarantees, documentary credits and loan commitments of commercial loans (SME)
Contingent commitments
Contingent Commitments	315	$ 112
Stage 1
Contingent commitments
Contingent Commitments	260,660
Stage 1 | Available lines of credit cards and non-revolving consumer loans
Contingent commitments
Contingent Commitments	169,983
Stage 1 | Guarantees, documentary credits and loan commitments of commercial and public-sector loans
Contingent commitments
Contingent Commitments	90,362
Stage 1 | Guarantees, documentary credits and loan commitments of commercial loans (SME)
Contingent commitments
Contingent Commitments	315
Stage 2
Contingent commitments
Contingent Commitments	1,555
Stage 2 | Available lines of credit cards and non-revolving consumer loans
Contingent commitments
Contingent Commitments	463
Stage 2 | Guarantees, documentary credits and loan commitments of commercial and public-sector loans
Contingent commitments
Contingent Commitments	1,092
Stage 2 | Guarantees, documentary credits and loan commitments of commercial loans (SME)
Contingent commitments
Contingent Commitments	0
Stage 3
Contingent commitments
Contingent Commitments	710
Stage 3 | Available lines of credit cards and non-revolving consumer loans
Contingent commitments
Contingent Commitments	648
Stage 3 | Guarantees, documentary credits and loan commitments of commercial and public-sector loans
Contingent commitments
Contingent Commitments	62
Stage 3 | Guarantees, documentary credits and loan commitments of commercial loans (SME)
Contingent commitments
Contingent Commitments	$ 0